Segments - Reconciliation of Capital Expenditures for Reportable Segments to Consolidated Amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 143,752	$ 91,970	$ 71,475
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	123,996	82,139	65,150
Operating Segments [Member] | Owned Hotels [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	123,996	82,139	65,150
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 19,756	$ 9,831	$ 6,325